Advance from Customers (Details) - Schedule of Advance from Customer - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Advance from Customers (Details) - Schedule of Advance from Customer [Line Items]
Advance from customers total	$ 2,123,540	$ 2,251,072
Senior care services [Member]
Advance from Customers (Details) - Schedule of Advance from Customer [Line Items]
Advance from customers total	1,805,609	1,769,289
Housekeeping services [Member]
Advance from Customers (Details) - Schedule of Advance from Customer [Line Items]
Advance from customers total	$ 317,931	$ 481,783